Guarantees, commitments and risks - Commitments and risks (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantees, commitments and risks
Commitments	€ 77,006	€ 84,129
Risks	856	1,046
Commitments and risks	€ 77,862	€ 85,175